Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Cukierman & Co [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	Year ended December 31,
	2014	2013	2012

Retainer fee	$76	$76	$98

Total	$76	$76	$98

Edouard Cukierman [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	Year ended December 31,
	2014	2013	2012

Chairman fees	$60	$60	$60
Stock option compensation expenses	10	10	10

Total	$70	$70	$70

THCAP [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	Year ended December 31,
	2014	2013	2012

Retainer fees	$28	$44	$2
Directors fee	8	7	11
Stock warrants compensation expenses	-	-	6

Total	$36	$51	$19